Capital and reserves, Capital reduction (Details) - GBP (£) £ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022
Issued share [Abstract]
Reduction of capital amount		£ 0
Retained Earnings [Member]
Issued share [Abstract]
Reduction of capital amount	£ 261,400	£ 261,363
Ordinary Shares [Member]
Issued share [Abstract]
Shares cancelled (in shares)	23,702,856,974
Non-voting Ordinary Shares [Member]
Issued share [Abstract]
Shares cancelled (in shares)	457,338,326